Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options at the date of granted

		Nine Months ended
	Year ended December 31	September 30
	2019	2020

Average risk-free rate of interest	1.67%	0.67%
Expected volatility	42.50%-43.22%	43.18%-43.38%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.09-0.10	0.10-0.13

Summary of aggregate option activity and information regarding options outstanding

A summary of the aggregate option activity and information regarding options outstanding as of September 30, 2020 is as follows:

		Weighted
	Number of	average exercise
	options	price
		US$

Outstanding on January 1, 2020	160,800,982	0.05
Granted	145,572,500	0.0002
Forfeited	(7,108,508)	0.03
Expired	—	—
Exercised	(15,220,000)	0.04
Outstanding on September 30, 2020	284,044,974	0.02
Options exercisable on September 30, 2020	128,681,130	0.05
Vested or expected to vest as of September 30, 2020	284,044,974	0.02

Summary of the RSU activity

A summary of the RSUs activity for the nine months ended September 30, 2020 is as follows:

		Weighted average
	Number of	grant date
	restricted shares	fair value

Unvested restricted shares outstanding at January 1, 2020	50,725,912	0.20
Granted	1,578,500	0.10
Vested	(11,331,332)	0.22
Forfeited	(11,779,000)	0.17
Unvested restricted shares outstanding at September 30, 2020	29,194,080	0.19
Expected to vest at September 30, 2020	29,194,080	0.19